Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000203122
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Core Equity Fund
Class Name	Class A
Trading Symbol	DESAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Core Equity Fund (formerly, DWS ESG Core Equity Fund) (the "Fund") for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[1]
AssetsNet	$ 315,869,918
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 648,697
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	315,869,918
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	648,697

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	37%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	8%
Industrials	8%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Table Summary
Holdings	48.1% of Net Assets
Apple, Inc.	9.1%
Alphabet, Inc.	8.8%
Microsoft Corp.	6.9%
NVIDIA Corp.	6.2%
Micron Technology, Inc.	4.0%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.5%
Advanced Micro Devices, Inc.	2.5%
The Goldman Sachs Group, Inc.	2.2%
Bank of America Corp.	2.0%

C000203123
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Core Equity Fund
Class Name	Class C
Trading Symbol	DESCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Core Equity Fund (formerly, DWS ESG Core Equity Fund) (the "Fund") for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.55%	[2]
AssetsNet	$ 315,869,918
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 648,697
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	315,869,918
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	648,697

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	37%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	8%
Industrials	8%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Table Summary
Holdings	48.1% of Net Assets
Apple, Inc.	9.1%
Alphabet, Inc.	8.8%
Microsoft Corp.	6.9%
NVIDIA Corp.	6.2%
Micron Technology, Inc.	4.0%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.5%
Advanced Micro Devices, Inc.	2.5%
The Goldman Sachs Group, Inc.	2.2%
Bank of America Corp.	2.0%

C000203117
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Core Equity Fund
Class Name	Class R
Trading Symbol	DESRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Core Equity Fund (formerly, DWS ESG Core Equity Fund) (the "Fund") for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$56	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.32%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[3]
AssetsNet	$ 315,869,918
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 648,697
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	315,869,918
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	648,697

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	37%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	8%
Industrials	8%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Table Summary
Holdings	48.1% of Net Assets
Apple, Inc.	9.1%
Alphabet, Inc.	8.8%
Microsoft Corp.	6.9%
NVIDIA Corp.	6.2%
Micron Technology, Inc.	4.0%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.5%
Advanced Micro Devices, Inc.	2.5%
The Goldman Sachs Group, Inc.	2.2%
Bank of America Corp.	2.0%

C000203118
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Core Equity Fund
Class Name	Class R6
Trading Symbol	DESUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Core Equity Fund (formerly, DWS ESG Core Equity Fund) (the "Fund") for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[4]
AssetsNet	$ 315,869,918
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 648,697
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	315,869,918
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	648,697

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	37%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	8%
Industrials	8%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Table Summary
Holdings	48.1% of Net Assets
Apple, Inc.	9.1%
Alphabet, Inc.	8.8%
Microsoft Corp.	6.9%
NVIDIA Corp.	6.2%
Micron Technology, Inc.	4.0%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.5%
Advanced Micro Devices, Inc.	2.5%
The Goldman Sachs Group, Inc.	2.2%
Bank of America Corp.	2.0%

C000203119
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Core Equity Fund
Class Name	Class S
Trading Symbol	DESSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Core Equity Fund (formerly, DWS ESG Core Equity Fund) (the "Fund") for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[5]
AssetsNet	$ 315,869,918
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 648,697
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	315,869,918
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	648,697

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	37%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	8%
Industrials	8%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Table Summary
Holdings	48.1% of Net Assets
Apple, Inc.	9.1%
Alphabet, Inc.	8.8%
Microsoft Corp.	6.9%
NVIDIA Corp.	6.2%
Micron Technology, Inc.	4.0%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.5%
Advanced Micro Devices, Inc.	2.5%
The Goldman Sachs Group, Inc.	2.2%
Bank of America Corp.	2.0%

C000203121
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Core Equity Fund
Class Name	Institutional Class
Trading Symbol	DESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Core Equity Fund (formerly, DWS ESG Core Equity Fund) (the "Fund") for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[6]
AssetsNet	$ 315,869,918
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 648,697
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	315,869,918
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	648,697

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	37%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	8%
Industrials	8%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Table Summary
Holdings	48.1% of Net Assets
Apple, Inc.	9.1%
Alphabet, Inc.	8.8%
Microsoft Corp.	6.9%
NVIDIA Corp.	6.2%
Micron Technology, Inc.	4.0%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.5%
Advanced Micro Devices, Inc.	2.5%
The Goldman Sachs Group, Inc.	2.2%
Bank of America Corp.	2.0%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.